OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Total capital expenditures	$ 395.2	$ 362.8
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total capital expenditures	329.2	300.7
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total capital expenditures	53.6	46.5
Operating segments | Healthcare
Disclosure of operating segments [line items]
Total capital expenditures	$ 12.4	$ 15.6